Non-exempt Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Non-Exempt Transactions [Line Items]
Employee withholding taxes, amount not remitted	$ 0	$ 4,778